Schedule of impairment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Expected credit loss rate	26.00%	26.00%		18.00%
Gross carrying amount		¥ 68,641		¥ 75,141
Impairment allowances	$ 2,771	¥ 17,614		¥ 13,774
Within 1 year [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	6.00%	6.00%		5.00%
Gross carrying amount		¥ 16,311		¥ 7,273
Impairment allowances	$ 150	¥ 955		¥ 352
1-2 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	26.00%	26.00%		12.00%
Gross carrying amount		¥ 6,865		¥ 22,826
Impairment allowances	$ 277	¥ 1,759		¥ 2,701	[1]
2-3 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	13.00%	13.00%		11.00%
Gross carrying amount		¥ 14,712		¥ 21,043
Impairment allowances	$ 301	¥ 1,916	[2]	¥ 2,249	[2]
Over 3 years [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	48.00%	48.00%		45.00%
Gross carrying amount		¥ 27,083		¥ 18,833
Impairment allowances	$ 2,043	12,984	[3]	8,472	[3]
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount		¥ 3,670		¥ 5,166

[1]	The impairment allowances included an amount of CNY221 (as adjusted) as of December 31, 2020, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[2]	The impairment allowances included CNY1,035 (as adjusted) and CNY221 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.
[3]	The impairment allowances included an amount of CNY5,055 (as adjusted) and CNY4,646 as of December 31, 2020 and 2021, respectively, for specific trade receivables which were considered to be in default due to conditions which indicated that the Group was unlikely to receive the outstanding contractual amounts in full.